Inventories, Net - Inventories, Net (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Raw materials	$ 50	$ 59
Work in process	580	597
Finished goods	125	84
Inventory net	$ 755	$ 740